Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
(a) Year	(b) Summary Compensation Table (“SCT”) Total For PEO(1)	(c) Compensation Actually Paid to PEO(2)	(d) Average SCT Total for Non-PEO NEOs(3)	(e) Average Compensation Actually Paid to Non-PEO NEOs(4)	(f) Value of Initial Fixed $100 Investment Based on Cumulative Total Shareholder Return (“TSR”)(5)	(h) Net Loss
2024	$876,313	$(2,578,408)	$—	$—	$2.57	$(25,653,000)
2023	$1,271,913	$851,435	$379,431	$356,134	$15.80	$(18,349,000)
2022	$1,190,663	$(904,217)	$441,259	$430,432	$16.71	$(20,025,000)

(1)
The dollar amounts reported are the amounts of total compensation reported for Steven A. Shallcross (our Chief Executive Officer and principal executive officer, or PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Shallcross, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shallcross during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to Mr. Shallcross’ total compensation for each year to determine the compensation actually paid.

(3)
The dollar amounts reported represent the average of the amounts reported for the non-PEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. Frank Tufaro was our only non-PEO (excluding our PEO) included for purposes of calculating the average amounts in 2023 and 2022. For the year 2024, we did not have any named executive officers other than our PEO.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2).

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

The amounts deducted or added in calculating the equity award adjustments with regard to our PEO are as follows:
		2024	2023	2022
	Total Compensation as reported SCT	$876,313	$1,271,913	$1,190,663
Subtract	Pension values reported in SCT for covered fiscal year	$—	$—	$—
Subtract	Fair value of equity awards granted during covered fiscal year	$—	$(278,450)	$(192,989)
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	$—	$—	$—
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year — valued at year-end	$—	$194,139	$141,562
		2024	2023	2022
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year — valued on date of vesting	$—	$—	$—
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(3,400,492)	$(363,645)	$(2,009,600)
Add/Subtract	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	$(54,229)	$27,479	$(33,852)
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—
Equals	Compensation Actually Paid to PEO	$(2,578,408)	$851,435	$(904,217)

The amounts deducted or added in calculating the equity award adjustments with regard to our non-PEO NEO are as follows:
		2023	2022
	Total Compensation as reported SCT	$379,431	$441,259
Subtract	Pension values reported in SCT for covered fiscal year	$—	$—
Subtract	Fair value of equity awards granted during covered fiscal year	$—	$(40,629)
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	$—	$—
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year — valued at year-end	$—	$29,802
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year — valued on date of vesting	$—	$—
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$—	$—
Add/Subtract	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	$3,389	$—
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$(26,686)	$—
Equals	Compensation Actually Paid to Non-PEO NEO	$356,134	$430,432

Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported for Steven A. Shallcross (our Chief Executive Officer and principal executive officer, or PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Shallcross, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shallcross during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to Mr. Shallcross’ total compensation for each year to determine the compensation actually paid.

(3)
The dollar amounts reported represent the average of the amounts reported for the non-PEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. Frank Tufaro was our only non-PEO (excluding our PEO) included for purposes of calculating the average amounts in 2023 and 2022. For the year 2024, we did not have any named executive officers other than our PEO.

PEO Total Compensation Amount	$ 876,313	$ 1,271,913	$ 1,190,663
PEO Actually Paid Compensation Amount	$ (2,578,408)	851,435	(904,217)
Adjustment To PEO Compensation, Footnote
The amounts deducted or added in calculating the equity award adjustments with regard to our PEO are as follows:
		2024	2023	2022
	Total Compensation as reported SCT	$876,313	$1,271,913	$1,190,663
Subtract	Pension values reported in SCT for covered fiscal year	$—	$—	$—
Subtract	Fair value of equity awards granted during covered fiscal year	$—	$(278,450)	$(192,989)
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	$—	$—	$—
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year — valued at year-end	$—	$194,139	$141,562
		2024	2023	2022
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year — valued on date of vesting	$—	$—	$—
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(3,400,492)	$(363,645)	$(2,009,600)
Add/Subtract	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	$(54,229)	$27,479	$(33,852)
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—
Equals	Compensation Actually Paid to PEO	$(2,578,408)	$851,435	$(904,217)

Non-PEO NEO Average Total Compensation Amount		379,431	441,259
Non-PEO NEO Average Compensation Actually Paid Amount		356,134	430,432
Adjustment to Non-PEO NEO Compensation Footnote
The amounts deducted or added in calculating the equity award adjustments with regard to our non-PEO NEO are as follows:
		2023	2022
	Total Compensation as reported SCT	$379,431	$441,259
Subtract	Pension values reported in SCT for covered fiscal year	$—	$—
Subtract	Fair value of equity awards granted during covered fiscal year	$—	$(40,629)
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	$—	$—
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year — valued at year-end	$—	$29,802
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year — valued on date of vesting	$—	$—
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$—	$—
Add/Subtract	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	$3,389	$—
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$(26,686)	$—
Equals	Compensation Actually Paid to Non-PEO NEO	$356,134	$430,432

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 2.57	15.8	16.71
Net Income (Loss)	$ (25,653,000)	(18,349,000)	(20,025,000)
PEO Name	Steven A. Shallcross
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(278,450)	(192,989)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		194,139	141,562
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,400,492)	(363,645)	(2,009,600)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,229)	27,479	(33,852)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(40,629)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			29,802
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,389
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (26,686)